Financial assets and liabilities - Contracted undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Not later than one year
Financial assets and liabilities
Borrowings	$ 541	$ 456
Derivative financial instruments	38	2
Trade and other payables	1,983	1,988
Between one and two years
Financial assets and liabilities
Borrowings	429	455
Derivative financial instruments	2	84
Between two and five years
Financial assets and liabilities
Borrowings	3,431	2,480
Derivative financial instruments	105	66
Later than five years
Financial assets and liabilities
Borrowings	$ 5,845	7,877
Derivative financial instruments		$ 151